Supplemental Financial Information (Prepaid Expenses and Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Supplemental Financial Information [Abstract]
Prepaid occupancy related costs	$ 3,029	$ 2,700	$ 2,179
Other prepaid expenses	1,912	1,191	1,097
Other current assets	58	79	56
Prepaid expenses and other assets	$ 4,999	$ 3,970	$ 3,332